15. Non-financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ (20,551)	$ 25,661
Discount rate | One percentage point increase
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	(10,563)	(13,016)
Discount rate | One percentage point decrease
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ 13,193	$ 14,928